Shareholders' Equity (Superior Living SDN. BHD.)	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2019
Shareholders' Equity

10. STOCKHOLDERS’ EQUITY

Preferred stock

As of March 31, 2020, and December 31, 2019, there were 200,000,000 preferred stocks authorized but none were issued and outstanding.

Common stock

As of March 31, 2020, and December 31, 2019, there were 1,000,000,000 common stocks authorized, 376,275,500 were issued and outstanding.

There were no stock options, warrants or other potentially dilutive securities outstanding as of March 31, 2020 and December 31, 2019.

9. STOCKHOLDERS’ EQUITY

Preferred stock

As of December 31, 2019, June 30, 2019 and December 31, 2018, there were 200,000,000 preferred shares authorized but none were issued and outstanding.

Common stock

As of December 31, 2019, June 30, 2019 and December 31, 2018, there were 376,275,500 of common stocks issued and outstanding.

There were no stock options, warrants or other potentially dilutive securities outstanding as of December 31, 2019, June 30, 2019 and December 31, 2018.

Superior Living SDN. BHD. [Member]
Shareholders' Equity
12 -	SHAREHOLDERS’ EQUITY

Dividends

During the year ended December 31, 2018, the directors of the Company declared and paid $3,292,466 (RM 13,210,000) to the Company’s shareholders.

Capital Contributions

On December 16, 2019, Dato Sri How, the CEO and director of the Company, agreed to treat the $1,977,271 (RM 8,090,598) loans payable to him as share capital contributions to the Company. As a result, the Company reclassified the $1,977,271 loans payable to him to share capital by the issuance of 8,090,598 additional ordinary shares at RM 1.00 each in the Company to him.